Other Assets, Net (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net

6. OTHER ASSETS, NET
The following is a summary of Other Assets, Net outstanding as of June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018	December 31, 2017
Other assets, net:
Deferred leasing commissions and costs	$32,120	$29,055
Deferred financing costs	13,971	13,971
Office equipment, including capital lease assets, and other	12,070	10,308
Total depreciable and amortizable assets	58,161	53,334
Accumulated depreciation and amortization	(21,637)	(17,121)
Net depreciable and amortizable assets	36,524	36,213
Accounts receivable, net	36,488	41,211
Deferred rent receivable, net	20,687	18,201
Derivative asset	34,839	16,496
Prepaid expenses	5,531	4,232
Investment in affiliates	903	902
Other	2,834	1,193
Total other assets, net	$137,806	$118,448

6. OTHER ASSETS, NET
The following is a summary of Other Assets, Net outstanding as of December 31, 2017 and 2016 (in thousands):

	2017	2016
Deferred leasing commissions and costs	$29,055	$21,092
Deferred financing costs	13,971	8,940
Office equipment and other	10,308	331
Total depreciable and amortizable assets	53,334	30,363
Accumulated depreciation and amortization	(17,121)	(11,286)
Net depreciable and amortizable assets	36,213	19,077
Accounts receivable, net	41,211	31,029
Deferred rent receivable, net	18,201	14,483
Derivative asset	16,496	11,916
Prepaid expenses	4,232	2,986
Investment in affiliates	902	—
Other	1,193	1,094
Other assets, net	$118,448	$80,585